Non-Interest expense detail	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Selling, General and Administrative Expense [Abstract]
Non-Interest expense detail
9. Non-Interest expense detail

The following table displays our SG&A expenses:

	For the Six Months Ended June 30,
	2015	2014
Selling, general and administrative expenses
Legal and accounting	$88	$88
Salaries and related expenses	82	38
Board related expenses	48	38
Advertising	10	–
Rent and utilities	9	8
Printing	10	8
Other	22	19
Total SG&A	$269	$199

Printing costs are both for printing of investor related material and for the filing of documents electronically with the SEC.

10. Non-Interest expense detail

The following table displays our SG&A expenses for the years ended December 31, 2014 and 2013:
	For the Years Ended December 31,
	2014	2013
Selling, general and administrative expenses
Legal and Accounting	$153	$150
Salaries and related expenses	91	81
Website / Management Information Systems (“MIS”)	3	12
Board related expenses	74	76
Advertising	10	50
Rent and Utilities	17	16
Printing	12	14
Other	30	16
Total SG&A	$390	$415

Printing costs are both for printing of investor related material and for the filing of documents electronically with the SEC.